RISK MANAGEMENT - Risk management - Value at risk (Details) - COP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Banco de Bogota S.A.
Disclosure of financial assets [line items]
Value at risk	$ 759,624	$ 1,013,946
Banco de Occidente S.A.
Disclosure of financial assets [line items]
Value at risk	272,515	327,611
Banco Popular S.A.
Disclosure of financial assets [line items]
Value at risk	147,685	173,261
Banco Comercial AV Villas S.A.
Disclosure of financial assets [line items]
Value at risk	96,711	126,799
Corporacion Financiera Colombiana S.A.
Disclosure of financial assets [line items]
Value at risk	190,534	211,684
Sociedad Administradora de Fondos de Pensiones y Cesantias Porvenir S.A.
Disclosure of financial assets [line items]
Value at risk	13,808	23,700
Interest rate risk [member] | Banco de Bogota S.A.
Disclosure of financial assets [line items]
Value at risk	440,531	834,269
Interest rate risk [member] | Banco de Occidente S.A.
Disclosure of financial assets [line items]
Value at risk	173,355	255,312
Interest rate risk [member] | Banco Popular S.A.
Disclosure of financial assets [line items]
Value at risk	121,194	151,504
Interest rate risk [member] | Banco Comercial AV Villas S.A.
Disclosure of financial assets [line items]
Value at risk	84,749	125,004
Interest rate risk [member] | Corporacion Financiera Colombiana S.A.
Disclosure of financial assets [line items]
Value at risk	160,195	195,119
Interest rate risk [member] | Sociedad Administradora de Fondos de Pensiones y Cesantias Porvenir S.A.
Disclosure of financial assets [line items]
Value at risk	29,363	44,976
Currency risk [member] | Banco de Bogota S.A.
Disclosure of financial assets [line items]
Value at risk	171,517	70,029
Currency risk [member] | Banco de Occidente S.A.
Disclosure of financial assets [line items]
Value at risk	15,681	2,749
Currency risk [member] | Banco Popular S.A.
Disclosure of financial assets [line items]
Value at risk	5,796	5,649
Currency risk [member] | Banco Comercial AV Villas S.A.
Disclosure of financial assets [line items]
Value at risk	98	41
Currency risk [member] | Corporacion Financiera Colombiana S.A.
Disclosure of financial assets [line items]
Value at risk	23,090	1,876
Currency risk [member] | Sociedad Administradora de Fondos de Pensiones y Cesantias Porvenir S.A.
Disclosure of financial assets [line items]
Value at risk	976	272
Equity price risk [member] | Banco de Bogota S.A.
Disclosure of financial assets [line items]
Value at risk	3,870	2,820
Equity price risk [member] | Banco Popular S.A.
Disclosure of financial assets [line items]
Value at risk	147	144
Equity price risk [member] | Corporacion Financiera Colombiana S.A.
Disclosure of financial assets [line items]
Value at risk	6,557	13,267
Equity price risk [member] | Sociedad Administradora de Fondos de Pensiones y Cesantias Porvenir S.A.
Disclosure of financial assets [line items]
Value at risk	2,541	2,673
Mutual funds | Banco de Bogota S.A.
Disclosure of financial assets [line items]
Value at risk	143,705	106,827
Mutual funds | Banco de Occidente S.A.
Disclosure of financial assets [line items]
Value at risk	83,479	69,551
Mutual funds | Banco Popular S.A.
Disclosure of financial assets [line items]
Value at risk	20,548	15,964
Mutual funds | Banco Comercial AV Villas S.A.
Disclosure of financial assets [line items]
Value at risk	11,864	1,754
Mutual funds | Corporacion Financiera Colombiana S.A.
Disclosure of financial assets [line items]
Value at risk	692	1,423
Mutual funds | Sociedad Administradora de Fondos de Pensiones y Cesantias Porvenir S.A.
Disclosure of financial assets [line items]
Value at risk	788	1,924
Bottom of range [member] | Interest rate risk [member] | Banco de Bogota S.A.
Disclosure of financial assets [line items]
Value at risk	426,736	834,269
Bottom of range [member] | Interest rate risk [member] | Banco de Occidente S.A.
Disclosure of financial assets [line items]
Value at risk	173,355	165,412
Bottom of range [member] | Interest rate risk [member] | Banco Popular S.A.
Disclosure of financial assets [line items]
Value at risk	121,194	73,313
Bottom of range [member] | Interest rate risk [member] | Banco Comercial AV Villas S.A.
Disclosure of financial assets [line items]
Value at risk	82,312	122,480
Bottom of range [member] | Interest rate risk [member] | Corporacion Financiera Colombiana S.A.
Disclosure of financial assets [line items]
Value at risk	148,170	128,648
Bottom of range [member] | Interest rate risk [member] | Sociedad Administradora de Fondos de Pensiones y Cesantias Porvenir S.A.
Disclosure of financial assets [line items]
Value at risk	25,698	13,284
Bottom of range [member] | Currency risk [member] | Banco de Bogota S.A.
Disclosure of financial assets [line items]
Value at risk	87,497	16,782
Bottom of range [member] | Currency risk [member] | Banco de Occidente S.A.
Disclosure of financial assets [line items]
Value at risk	99	305
Bottom of range [member] | Currency risk [member] | Banco Popular S.A.
Disclosure of financial assets [line items]
Value at risk	4,290	4,459
Bottom of range [member] | Currency risk [member] | Banco Comercial AV Villas S.A.
Disclosure of financial assets [line items]
Value at risk	9	2
Bottom of range [member] | Currency risk [member] | Corporacion Financiera Colombiana S.A.
Disclosure of financial assets [line items]
Value at risk	3,828	1,443
Bottom of range [member] | Currency risk [member] | Sociedad Administradora de Fondos de Pensiones y Cesantias Porvenir S.A.
Disclosure of financial assets [line items]
Value at risk	93	192
Bottom of range [member] | Equity price risk [member] | Banco de Bogota S.A.
Disclosure of financial assets [line items]
Value at risk	3,759	2,714
Bottom of range [member] | Equity price risk [member] | Banco Popular S.A.
Disclosure of financial assets [line items]
Value at risk	140	143
Bottom of range [member] | Equity price risk [member] | Corporacion Financiera Colombiana S.A.
Disclosure of financial assets [line items]
Value at risk	6,017	12,852
Bottom of range [member] | Equity price risk [member] | Sociedad Administradora de Fondos de Pensiones y Cesantias Porvenir S.A.
Disclosure of financial assets [line items]
Value at risk	1,404	996
Bottom of range [member] | Mutual funds | Banco de Bogota S.A.
Disclosure of financial assets [line items]
Value at risk	108,165	103,577
Bottom of range [member] | Mutual funds | Banco de Occidente S.A.
Disclosure of financial assets [line items]
Value at risk	75,869	53,521
Bottom of range [member] | Mutual funds | Banco Popular S.A.
Disclosure of financial assets [line items]
Value at risk	12,209	15,379
Bottom of range [member] | Mutual funds | Banco Comercial AV Villas S.A.
Disclosure of financial assets [line items]
Value at risk	158	309
Bottom of range [member] | Mutual funds | Corporacion Financiera Colombiana S.A.
Disclosure of financial assets [line items]
Value at risk	692	1,333
Bottom of range [member] | Mutual funds | Sociedad Administradora de Fondos de Pensiones y Cesantias Porvenir S.A.
Disclosure of financial assets [line items]
Value at risk	788	1,141
Weighted average [member] | Interest rate risk [member] | Banco de Bogota S.A.
Disclosure of financial assets [line items]
Value at risk	441,281	881,819
Weighted average [member] | Interest rate risk [member] | Banco de Occidente S.A.
Disclosure of financial assets [line items]
Value at risk	196,810	252,604
Weighted average [member] | Interest rate risk [member] | Banco Popular S.A.
Disclosure of financial assets [line items]
Value at risk	130,739	121,143
Weighted average [member] | Interest rate risk [member] | Banco Comercial AV Villas S.A.
Disclosure of financial assets [line items]
Value at risk	99,727	139,437
Weighted average [member] | Interest rate risk [member] | Corporacion Financiera Colombiana S.A.
Disclosure of financial assets [line items]
Value at risk	172,466	183,241
Weighted average [member] | Interest rate risk [member] | Sociedad Administradora de Fondos de Pensiones y Cesantias Porvenir S.A.
Disclosure of financial assets [line items]
Value at risk	40,927	26,863
Weighted average [member] | Currency risk [member] | Banco de Bogota S.A.
Disclosure of financial assets [line items]
Value at risk	133,241	75,904
Weighted average [member] | Currency risk [member] | Banco de Occidente S.A.
Disclosure of financial assets [line items]
Value at risk	3,354	1,462
Weighted average [member] | Currency risk [member] | Banco Popular S.A.
Disclosure of financial assets [line items]
Value at risk	5,618	5,261
Weighted average [member] | Currency risk [member] | Banco Comercial AV Villas S.A.
Disclosure of financial assets [line items]
Value at risk	48	38
Weighted average [member] | Currency risk [member] | Corporacion Financiera Colombiana S.A.
Disclosure of financial assets [line items]
Value at risk	15,882	4,848
Weighted average [member] | Currency risk [member] | Sociedad Administradora de Fondos de Pensiones y Cesantias Porvenir S.A.
Disclosure of financial assets [line items]
Value at risk	577	350
Weighted average [member] | Equity price risk [member] | Banco de Bogota S.A.
Disclosure of financial assets [line items]
Value at risk	4,182	8,623
Weighted average [member] | Equity price risk [member] | Banco Popular S.A.
Disclosure of financial assets [line items]
Value at risk	143	169
Weighted average [member] | Equity price risk [member] | Corporacion Financiera Colombiana S.A.
Disclosure of financial assets [line items]
Value at risk	9,308	13,586
Weighted average [member] | Equity price risk [member] | Sociedad Administradora de Fondos de Pensiones y Cesantias Porvenir S.A.
Disclosure of financial assets [line items]
Value at risk	2,579	1,741
Weighted average [member] | Mutual funds | Banco de Bogota S.A.
Disclosure of financial assets [line items]
Value at risk	118,107	243,525
Weighted average [member] | Mutual funds | Banco de Occidente S.A.
Disclosure of financial assets [line items]
Value at risk	80,639	65,460
Weighted average [member] | Mutual funds | Banco Popular S.A.
Disclosure of financial assets [line items]
Value at risk	15,952	15,623
Weighted average [member] | Mutual funds | Banco Comercial AV Villas S.A.
Disclosure of financial assets [line items]
Value at risk	2,090	1,248
Weighted average [member] | Mutual funds | Corporacion Financiera Colombiana S.A.
Disclosure of financial assets [line items]
Value at risk	1,087	2,607
Weighted average [member] | Mutual funds | Sociedad Administradora de Fondos de Pensiones y Cesantias Porvenir S.A.
Disclosure of financial assets [line items]
Value at risk	5,504	1,930
Top of range [member] | Interest rate risk [member] | Banco de Bogota S.A.
Disclosure of financial assets [line items]
Value at risk	460,435	953,656
Top of range [member] | Interest rate risk [member] | Banco de Occidente S.A.
Disclosure of financial assets [line items]
Value at risk	243,326	298,420
Top of range [member] | Interest rate risk [member] | Banco Popular S.A.
Disclosure of financial assets [line items]
Value at risk	144,932	153,794
Top of range [member] | Interest rate risk [member] | Banco Comercial AV Villas S.A.
Disclosure of financial assets [line items]
Value at risk	120,545	154,513
Top of range [member] | Interest rate risk [member] | Corporacion Financiera Colombiana S.A.
Disclosure of financial assets [line items]
Value at risk	185,935	216,352
Top of range [member] | Interest rate risk [member] | Sociedad Administradora de Fondos de Pensiones y Cesantias Porvenir S.A.
Disclosure of financial assets [line items]
Value at risk	61,686	44,976
Top of range [member] | Currency risk [member] | Banco de Bogota S.A.
Disclosure of financial assets [line items]
Value at risk	179,646	122,718
Top of range [member] | Currency risk [member] | Banco de Occidente S.A.
Disclosure of financial assets [line items]
Value at risk	15,681	2,948
Top of range [member] | Currency risk [member] | Banco Popular S.A.
Disclosure of financial assets [line items]
Value at risk	6,711	6,067
Top of range [member] | Currency risk [member] | Banco Comercial AV Villas S.A.
Disclosure of financial assets [line items]
Value at risk	106	75
Top of range [member] | Currency risk [member] | Corporacion Financiera Colombiana S.A.
Disclosure of financial assets [line items]
Value at risk	40,422	12,098
Top of range [member] | Currency risk [member] | Sociedad Administradora de Fondos de Pensiones y Cesantias Porvenir S.A.
Disclosure of financial assets [line items]
Value at risk	1,682	491
Top of range [member] | Equity price risk [member] | Banco de Bogota S.A.
Disclosure of financial assets [line items]
Value at risk	4,650	15,898
Top of range [member] | Equity price risk [member] | Banco Popular S.A.
Disclosure of financial assets [line items]
Value at risk	148	183
Top of range [member] | Equity price risk [member] | Corporacion Financiera Colombiana S.A.
Disclosure of financial assets [line items]
Value at risk	13,350	14,041
Top of range [member] | Equity price risk [member] | Sociedad Administradora de Fondos de Pensiones y Cesantias Porvenir S.A.
Disclosure of financial assets [line items]
Value at risk	3,379	2,673
Top of range [member] | Mutual funds | Banco de Bogota S.A.
Disclosure of financial assets [line items]
Value at risk	143,705	390,295
Top of range [member] | Mutual funds | Banco de Occidente S.A.
Disclosure of financial assets [line items]
Value at risk	83,479	76,636
Top of range [member] | Mutual funds | Banco Popular S.A.
Disclosure of financial assets [line items]
Value at risk	20,548	15,964
Top of range [member] | Mutual funds | Banco Comercial AV Villas S.A.
Disclosure of financial assets [line items]
Value at risk	11,864	1,942
Top of range [member] | Mutual funds | Corporacion Financiera Colombiana S.A.
Disclosure of financial assets [line items]
Value at risk	1,609	5,523
Top of range [member] | Mutual funds | Sociedad Administradora de Fondos de Pensiones y Cesantias Porvenir S.A.
Disclosure of financial assets [line items]
Value at risk	$ 15,922	$ 3,531